Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
June 30, 2026
F30-NPRT1-0826
1.818370.121
Bond Funds - 36.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	21,998,834	219,988,343
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	296,137,203	2,268,410,979
Fidelity Series Emerging Markets Debt Fund (b)	20,774,235	180,112,620
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,767,880	46,010,037
Fidelity Series Floating Rate High Income Fund (b)	3,005,466	26,057,390
Fidelity Series High Income Fund (b)	19,638,464	175,567,867
Fidelity Series International Credit Fund (b)	1,950,660	16,600,113
Fidelity Series International Developed Markets Bond Index Fund (b)	195,766,916	1,671,849,464
Fidelity Series Investment Grade Bond Fund (b)	703,271,635	7,081,945,370
Fidelity Series Long-Term Treasury Bond Index Fund (b)	229,231,794	1,221,805,464
Fidelity Series Real Estate Income Fund (b)	2,897,136	29,319,016
TOTAL BOND FUNDS (Cost $14,354,731,032)		12,937,666,663

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	31,470,957	476,784,994
Fidelity Series Blue Chip Growth Fund (b)	47,127,283	1,283,747,203
Fidelity Series Commodity Strategy Fund (b)	663,315	71,114,047
Fidelity Series Growth Company Fund (b)	68,324,179	2,310,723,738
Fidelity Series Intrinsic Opportunities Fund (b)	22,626,960	273,786,222
Fidelity Series Large Cap Stock Fund (b)	79,324,948	2,341,672,475
Fidelity Series Large Cap Value Index Fund (b)	31,819,520	673,937,443
Fidelity Series Opportunistic Insights Fund (b)	48,257,899	1,372,937,221
Fidelity Series Small Cap Core Fund (b)	4,900,394	79,582,393
Fidelity Series Small Cap Discovery Fund (b)	13,985,402	184,047,889
Fidelity Series Small Cap Opportunities Fund (b)	20,739,841	419,152,192
Fidelity Series Stock Selector Large Cap Value Fund (b)	97,131,138	1,502,618,699
Fidelity Series Value Discovery Fund (b)	73,365,133	1,368,993,389
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,089,758,010)		12,359,097,905

International Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	47,054,118	984,372,152
Fidelity Series Emerging Markets Fund (b)	46,670,161	712,186,656
Fidelity Series Emerging Markets Opportunities Fund (b)	89,382,607	2,872,757,001
Fidelity Series International Growth Fund (b)	79,316,018	1,710,846,501
Fidelity Series International Small Cap Fund (b)	14,714,566	278,252,437
Fidelity Series International Value Fund (b)	100,511,229	1,682,557,971
Fidelity Series Overseas Fund (b)	104,845,434	1,697,447,580
Fidelity Series Select International Small Cap Fund (b)	1,816,795	28,105,822
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,483,657,715)		9,966,526,120

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64 to 3.65	80,000	79,880
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	17,490,000	17,488,251
US Treasury Bills 0% 7/23/2026 (d)	3.63	44,520,000	44,422,374
US Treasury Bills 0% 7/30/2026 (d)	3.62	23,890,000	23,820,815
US Treasury Bills 0% 7/9/2026 (d)	3.63	580,000	579,531
US Treasury Bills 0% 8/13/2026 (d)	3.63	1,370,000	1,364,029
US Treasury Bills 0% 8/6/2026 (d)	3.63	2,000,000	1,992,770
US Treasury Bills 0% 9/10/2026 (d)	3.66	2,610,000	2,591,237
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	1,860,000	1,845,309
US Treasury Bills 0% 9/24/2026 (d)	3.72	1,280,000	1,268,950
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,453,221)			95,453,146

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $38,615,031)	3.69	38,607,310	38,615,031

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $26,062,215,009)	35,397,358,865
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,466,905)
NET ASSETS - 100.0%	35,373,891,960

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	14,364	9/2026	1,612,807,875	13,921,911
CBOT US Treasury Long Bond Contracts (United States)	2,315	9/2026	261,739,688	5,994,639
ICE MSCI EAFE Index Contracts (United States)	789	9/2026	124,082,085	(189,620)
TOTAL LONG				19,726,930
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(1,442)	9/2026	(219,587,760)	(6,988,085)
CME E-Mini S&P 500 Index Contracts (United States)	(1,547)	9/2026	(583,857,138)	(6,931,940)
ICE MSCI Emerging Markets Index Contracts (United States)	(49)	9/2026	(4,305,385)	(123)
TOTAL SHORT				(13,920,148)
TOTAL FUTURES CONTRACTS				5,806,782

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $95,367,155.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	86,386,987	180,852,508	228,623,679	282,010	(785)	-	38,615,031	38,607,310	0.1%
Total	86,386,987	180,852,508	228,623,679	282,010	(785)	-	38,615,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	120,602,944	103,780,237	4,888,241	72,799	38,370	455,033	219,988,343	21,998,834
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,090,553,269	216,674,287	60,475,259	1,103,194	(2,875,688)	24,534,370	2,268,410,979	296,137,203
Fidelity Series All-Sector Equity Fund	427,218,486	1,001,729	27,448,025	-	2,986,773	73,026,031	476,784,994	31,470,957
Fidelity Series Blue Chip Growth Fund	1,197,861,647	2,494,960	228,571,877	-	81,032,559	230,929,914	1,283,747,203	47,127,283
Fidelity Series Canada Fund	947,897,206	39,193,846	27,558,594	-	4,660,403	20,179,291	984,372,152	47,054,118
Fidelity Series Commodity Strategy Fund	225,760,194	3,728,262	154,332,111	-	20,449,346	(24,491,644)	71,114,047	663,315
Fidelity Series Emerging Markets Debt Fund	164,849,409	14,623,314	5,329,974	2,491,209	42,592	5,927,279	180,112,620	20,774,235
Fidelity Series Emerging Markets Debt Local Currency Fund	45,677,776	96,888	1,372,970	-	(59,313)	1,667,656	46,010,037	4,767,880
Fidelity Series Emerging Markets Fund	585,840,478	36,483,754	33,861,550	-	4,757,983	118,965,991	712,186,656	46,670,161
Fidelity Series Emerging Markets Opportunities Fund	2,361,316,289	120,789,136	170,991,105	-	22,342,343	539,300,338	2,872,757,001	89,382,607
Fidelity Series Floating Rate High Income Fund	26,404,034	546,993	925,613	477,776	(19,029)	51,005	26,057,390	3,005,466
Fidelity Series Government Money Market Fund	-	128,689,827	128,689,827	266,568	-	-	-	-
Fidelity Series Growth Company Fund	2,145,719,029	16,058,347	408,089,019	-	87,464,995	469,570,386	2,310,723,738	68,324,179
Fidelity Series High Income Fund	168,987,827	9,146,994	5,249,717	2,786,815	22,685	2,660,078	175,567,867	19,638,464
Fidelity Series International Credit Fund	16,415,737	140,372	132,334	140,372	1,244	175,094	16,600,113	1,950,660
Fidelity Series International Developed Markets Bond Index Fund	1,571,304,126	133,043,330	46,725,385	13,171,499	(1,048,721)	15,276,114	1,671,849,464	195,766,916
Fidelity Series International Growth Fund	1,644,026,898	3,654,282	178,060,892	-	19,751,044	221,475,169	1,710,846,501	79,316,018
Fidelity Series International Small Cap Fund	319,233,716	-	67,581,471	-	23,864,349	2,735,843	278,252,437	14,714,566
Fidelity Series International Value Fund	1,647,345,144	31,229,241	93,358,338	-	12,305,725	85,036,199	1,682,557,971	100,511,229
Fidelity Series Intrinsic Opportunities Fund	267,350,149	-	27,414,339	-	2,097,630	31,752,782	273,786,222	22,626,960
Fidelity Series Investment Grade Bond Fund	6,898,386,140	431,918,004	220,531,486	74,431,623	(6,112,073)	(21,715,215)	7,081,945,370	703,271,635
Fidelity Series Large Cap Stock Fund	2,135,593,582	11,832,695	68,900,913	-	14,905,464	248,241,647	2,341,672,475	79,324,948
Fidelity Series Large Cap Value Index Fund	624,152,155	1,455,572	37,386,192	-	12,127,132	73,588,776	673,937,443	31,819,520
Fidelity Series Long-Term Treasury Bond Index Fund	1,085,601,404	178,791,039	42,747,258	10,950,816	96,541	63,738	1,221,805,464	229,231,794
Fidelity Series Opportunistic Insights Fund	1,269,110,013	2,911,484	103,277,565	-	12,206,229	191,987,060	1,372,937,221	48,257,899
Fidelity Series Overseas Fund	1,648,775,320	3,656,373	137,242,486	-	11,452,761	170,805,612	1,697,447,580	104,845,434
Fidelity Series Real Estate Income Fund	29,606,520	336,787	951,576	267,537	24,932	302,353	29,319,016	2,897,136
Fidelity Series Select International Small Cap Fund	26,735,785	-	1,020,249	-	184,680	2,205,606	28,105,822	1,816,795
Fidelity Series Small Cap Core Fund	60,414,260	12,595,210	3,621,161	2,102,000	605,437	9,588,647	79,582,393	4,900,394
Fidelity Series Small Cap Discovery Fund	167,858,520	1,955,529	21,746,839	1,954,627	2,351,465	33,629,214	184,047,889	13,985,402
Fidelity Series Small Cap Opportunities Fund	392,136,979	-	44,582,016	-	18,274,685	53,322,544	419,152,192	20,739,841
Fidelity Series Stock Selector Large Cap Value Fund	1,390,918,589	30,778,454	55,819,032	-	4,825,774	131,914,914	1,502,618,699	97,131,138
Fidelity Series Value Discovery Fund	1,262,770,218	25,140,371	56,357,585	-	6,658,832	130,781,553	1,368,993,389	73,365,133
	32,966,423,843	1,562,747,317	2,465,240,999	110,216,835	355,417,149	2,843,943,378	35,263,290,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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